Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table shows the compensation actually paid (“CAP”) (as defined by the SEC in Item 402(v) of Regulation
S-K)
for our NEOs and our financial performance for the fiscal years shown.

	CEO (1)		Other NEOs (1)
Fiscal Year	Summary Compensation Table Total (2)	Compensation Actually Paid (3)	Average Summary Compensation Table Total (2)	Average Compensation Actually Paid (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Millions) (6)	AOI (Millions) (7)

2023	$7,230,935	$2,854,742	$1,634,032	$ 857,188	$96.43	$94.71	$184.6	$340.8

2022	$8,363,154	$6,267,042	$1,286,427	$ 575,679	$144.99	$82.42	$183.6	$391.3

2021	$6,723,259	$5,734,028	$1,407,832	$1,781,613	$193.90	$124.60	$239.9	$461.1

(1)	NEOs included in these columns reflect the following individuals:

Fiscal Year	CEO	Other NEOs

2023	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards

2022	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards, Pam K. Kohn

2021	Christian A. Brickman	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Pam K. Kohn, Aaron E. Alt

(2)	Amounts reflect Summary Compensation Table Total for our NEOs for each corresponding year.

(3)
The following tables illustrate the adjustments to the Summary Compensation Table Total for our CEO as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023

Summary Compensation Table Total	$6,723,259	$8,363,154		$7,230,935

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$4,245,711	$6,357,399		$4,701,885

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$0	$4,260,517		$2,022,820

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$0	$0	-$	1,694,291

Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$2,370,656	$0		$0

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,289,566	$770	-$	2,837

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$403,742	$0		$0

Compensation Actually Paid	$5,734,028	$6,267,042		$2,854,742

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Other NEOs	Fiscal Year 2021	Fiscal Year 2022		Fiscal Year 2023

Average Summary Compensation Table Total	$1,407,832		$1,286,427		$1,634,032

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$581,704		$640,227		$770,042

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$839,512		$296,579		$331,238

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$166,112	-$	172,842	-$	335,892

Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$0		$0		$0

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$57,066		$83,141	-$	2,147

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$107,205		$277,399		$0

Average Compensation Actually Paid	$1,781,613		$575,679		$857,188
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718. For more information, please see the notes to our financial statements in our Annual Report on Form
10-K
and the footnotes to the Summary Compensation Table of this proxy statement. The assumptions used in calculating the fair value of the Option and Stock Awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 22, 2018 and October 1, 2021 used an estimated term between 3.09 years and
7.10-years
in FY21, an expected term between 3.10 years and 5.00 years in FY22, and an expected term between 2.97 years and 6.00 years in FY23, as compared to an estimated term of 6.00 years used to calculate the grant date fair value of such awards, and (ii) (a) the
FY19-21
AOIG/ROIC PSU assumed a payout below target, the
FY20-22
AOIG/ROIC PSU assumed a payout below threshold, the
FY21-23
AOI PSU assumed a payout above target in FY21, (b) the
FY20-22
AOIG/ROIC and
FY21-23
AOI and
FY22-24
AOIM PSU awards had payouts below threshold in FY22, and
(c) FY21-23
AOI,
FY22-24
AOIM PSU, and
FY23-25
AOIM PSU awards had payouts below target in FY23, in each case as compared to the grant date fair value calculations which assumed a payout at target.

(4)
Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the common stock of Sally Beauty Holdings, Inc., for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Dow Jones U.S. Specialty Retailers Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

(7)
Adjusted Operating Income (“AOI”) is our Company Selected Measure. Please see
“Compensation Discussion and Analysis – FY23 Executive Compensation Program – Annual Incentive”
section of this CD&A for AOI definition.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following individuals:

Fiscal Year	CEO	Other NEOs

2023	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards

2022	Denise A. Paulonis	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Mary Beth Edwards, Pam K. Kohn

2021	Christian A. Brickman	Marlo M. Cormier, John H. Goss, Mark G. Spinks, Pam K. Kohn, Aaron E. Alt

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Dow Jones U.S. Specialty Retailers Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 7,230,935	$ 8,363,154	$ 6,723,259
PEO Actually Paid Compensation Amount	$ 2,854,742	6,267,042	5,734,028
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2021	Fiscal Year 2022	Fiscal Year 2023

Summary Compensation Table Total	$6,723,259	$8,363,154		$7,230,935

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$4,245,711	$6,357,399		$4,701,885

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$0	$4,260,517		$2,022,820

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$0	$0	-$	1,694,291

Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$2,370,656	$0		$0

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,289,566	$770	-$	2,837

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$403,742	$0		$0

Compensation Actually Paid	$5,734,028	$6,267,042		$2,854,742

Non-PEO NEO Average Total Compensation Amount	$ 1,634,032	1,286,427	1,407,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 857,188	575,679	1,781,613
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Other NEOs	Fiscal Year 2021	Fiscal Year 2022		Fiscal Year 2023

Average Summary Compensation Table Total	$1,407,832		$1,286,427		$1,634,032

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$581,704		$640,227		$770,042

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$839,512		$296,579		$331,238

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$166,112	-$	172,842	-$	335,892

Plus: Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year	$0		$0		$0

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$57,066		$83,141	-$	2,147

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$107,205		$277,399		$0

Average Compensation Actually Paid	$1,781,613		$575,679		$857,188

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our AOI:
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our CEO and the average CAP for our Other NEOs against our TSR, as well as the relationship between our TSR and the TSR of our Peer Group:

Tabular List, Table
The following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our NEOs for the most recently completed fiscal year:

•	AOI
•	AOIM
•	Comparable Sales
•	TSR

Total Shareholder Return Amount	$ 96.43	144.99	193.9
Peer Group Total Shareholder Return Amount	94.71	82.42	124.6
Net Income (Loss)	$ 184,600,000	$ 183,600,000	$ 239,900,000
Company Selected Measure Amount	340,800,000	391,300,000	461,100,000
PEO Name	Denise A. Paulonis	Denise A. Paulonis	Christian A. Brickman
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Measure:: 2
Pay vs Performance Disclosure
Name	AOIM
Measure:: 3
Pay vs Performance Disclosure
Name	Comparable Sales
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,701,885	$ 6,357,399	$ 4,245,711
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,022,820	4,260,517	0
PEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,694,291	0	0
PEO | Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,370,656
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,837	770	1,289,566
PEO | Fair Value as of Prior Fiscal Year End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	403,742
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	770,042	640,227	581,704
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,238	296,579	839,512
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	335,892	172,842	166,112
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted and Vested in Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,147	83,141	57,066
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 277,399	$ 107,205